Property and Equipment, Net	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,		As of September 30,
	2011	2012	2013
	(in thousands)		(unaudited)
Office and other equipment	$2,103	$3,193	$3,862
Furniture and fixtures	389	475	663
Leasehold improvements	512	1,354	1,665

	3,004	5,022	6,190
Less: accumulated depreciation and amortization	(1,989)	(2,738)	(3,731)

	$1,015	$2,284	$2,459

For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, depreciation expense was $313, $405, $742, $482 (unaudited) and $929 (unaudited), respectively.